Non-Current Assets Held For Sale (Tables)	12 Months Ended
Dec. 31, 2024
NON-CURRENT ASSETS HELD FOR SALE
Non-Current Assets or Disposal Groups Classified as Held For Sale

ASSETS	01-01-2023	Reclassification to / from current and non-current assets	Dispositions and changes in the scope of consolidation	Other movements	12-31-2024

Current assets
Cash and cash equivalents	—		(1,795,800)	1,795,800	—
Other current non-financial assets	—		—	—	—
Trade and other receivables, current	—		(4,461,402)	4,461,402	—
Inventories	—	2,218,478	(2,182,405)	(36,073)	—
Current tax assets	—		—	—	—
Total current assets	—	2,218,478	(8,439,607)	6,221,129	—
Non-current assets
Other non-financial assets, non-current			—	—	—
Trade and other non-current receivables	—	—	—	—	—
Intangible assets other than goodwill	—	—	—	—	—
Goodwill	—	—	—	—	—
Property, plant, and equipment	28,601,633	335,702,647	(396,770,388)	32,466,108	—
Right-of-use assets	—	7,192,555	(8,175,426)	982,871	—
Total non-current assets	28,601,633	342,895,202	(404,945,814)	33,448,979	—
Total assets	28,601,633	345,113,680	(413,385,421)	39,670,108	—

Liabilities	01-01-2023	Reclassification to / from current and non-current assets	Dispositions and changes in the scope of consolidation	Other movements	12-31-2024

Current liabilities
Other current financial liabilities	—	—	—	—	—
Current lease liabilities	—	93,886	(287,209)	193,323
Trade and other payables, current	—	—	(85,910)	85,910	—
Current payables to related parties	—	—	—	—	—
Other current provisions	—	—	—	—	—
Current tax liabilities	—	1,932,844	(2,536,094)	603,250	—
Other current non-financial liabilities	—	4,067,708	(471,289)	(3,596,419)	—
Total current liabilities	—	6,094,438	(3,380,502)	(2,713,936)	—
Non-current liabilities
Other non-current financial liabilities	—	—	—	—	—
Non-current lease liabilities		7,431,156	(8,456,773)	1,025,617
Other long-term provisions	—	2,261,180	(2,552,770)	291,590	—
Deferred tax liabilities	—	40,085,389	(45,258,176)	5,172,787	—
Non-current provisions for employee benefits	—	—	—	—	—
Total non-current liabilities	—	49,777,725	(56,267,719)	6,489,994	—
Total liabilities	—	55,872,163	(59,648,221)	3,776,058	—

Net assets and liabilities	28,601,633	289,241,517	(353,737,200)	35,894,050	—